Quarterly portfolio holdings
John Hancock
Bond Fund
Fixed income
August 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 52.8%				$14,155,150,785
(Cost $14,458,565,461)
U.S. Government 16.9%				4,519,726,308
U.S. Treasury
Bond	1.375	08-15-50	699,187,000	337,794,719
Bond	1.625	11-15-50	416,042,000	214,651,669
Bond	2.000	02-15-50	241,888,000	139,633,626
Bond	3.375	11-15-48	155,041,000	120,986,486
Bond	4.000	11-15-42	45,277,000	41,016,364
Bond	4.625	11-15-44	245,375,000	238,032,919
Bond	4.750	11-15-43	286,320,000	283,669,304
Bond	4.750	05-15-55	642,790,000	625,314,147
Note	3.875	07-31-30	289,474,000	291,803,363
Note	4.000	07-31-32	924,371,000	928,559,553
Note	4.250	06-30-31	721,559,000	738,216,868
Note	4.250	08-15-35	558,912,000	560,047,290
U.S. Government Agency 35.9%				9,635,424,477
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	46,734,378	43,115,931
15 Yr Pass Thru	4.500	11-01-37	13,440,230	13,468,905
15 Yr Pass Thru	4.500	12-01-37	8,755,229	8,773,908
15 Yr Pass Thru	4.500	01-01-38	9,212,379	9,232,033
15 Yr Pass Thru	4.500	02-01-38	28,977,236	29,039,059
30 Yr Pass Thru	2.000	09-01-50	103,226,578	83,563,628
30 Yr Pass Thru	2.000	03-01-52	54,842,851	44,293,368
30 Yr Pass Thru	2.500	09-01-50	23,246,363	19,609,999
30 Yr Pass Thru	2.500	08-01-51	52,356,145	44,378,917
30 Yr Pass Thru	2.500	11-01-51	39,257,432	33,239,181
30 Yr Pass Thru	2.500	12-01-51	12,539,697	10,554,635
30 Yr Pass Thru	3.000	03-01-43	2,420,949	2,231,346
30 Yr Pass Thru	3.000	12-01-45	8,427,665	7,576,851
30 Yr Pass Thru	3.000	05-01-46	1,597,491	1,439,711
30 Yr Pass Thru	3.000	10-01-46	3,386,117	3,042,156
30 Yr Pass Thru	3.000	10-01-46	2,610,797	2,352,119
30 Yr Pass Thru	3.000	10-01-46	4,935,232	4,430,828
30 Yr Pass Thru	3.000	10-01-46	36,663,470	32,950,659
30 Yr Pass Thru	3.000	12-01-46	28,173,639	25,241,332
30 Yr Pass Thru	3.000	12-01-46	6,642,999	5,972,357
30 Yr Pass Thru	3.000	04-01-47	18,868,615	16,904,773
30 Yr Pass Thru	3.000	09-01-49	9,798,689	8,663,467
30 Yr Pass Thru	3.000	10-01-49	12,332,722	10,892,359
30 Yr Pass Thru	3.000	12-01-49	11,947,320	10,492,232
30 Yr Pass Thru	3.000	01-01-50	10,282,317	9,071,785
30 Yr Pass Thru	3.000	02-01-50	6,456,613	5,692,444
30 Yr Pass Thru	3.000	11-01-50	12,750,067	11,197,211
30 Yr Pass Thru	3.000	06-01-51	63,439,143	55,831,711
30 Yr Pass Thru	3.000	02-01-52	46,335,796	40,634,547
30 Yr Pass Thru	3.000	06-01-52	55,259,558	48,512,118
30 Yr Pass Thru	3.000	08-01-52	64,129,382	56,599,502
30 Yr Pass Thru	3.500	06-01-42	1,766,139	1,671,626
30 Yr Pass Thru	3.500	04-01-44	2,682,749	2,530,987
30 Yr Pass Thru	3.500	05-01-45	4,421,190	4,126,831
30 Yr Pass Thru	3.500	08-01-46	26,765,753	24,903,957
30 Yr Pass Thru	3.500	09-01-46	5,754,449	5,332,597
30 Yr Pass Thru	3.500	10-01-46	997,196	928,144
30 Yr Pass Thru	3.500	10-01-46	10,768,452	9,881,440
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-46	3,156,998	$2,925,562
30 Yr Pass Thru	3.500	11-01-46	3,664,522	3,399,315
30 Yr Pass Thru	3.500	12-01-46	4,750,838	4,412,952
30 Yr Pass Thru	3.500	01-01-47	3,281,257	3,044,813
30 Yr Pass Thru	3.500	02-01-47	4,332,950	4,027,492
30 Yr Pass Thru	3.500	04-01-47	5,928,848	5,509,033
30 Yr Pass Thru	3.500	08-01-47	31,102,662	28,494,010
30 Yr Pass Thru	3.500	09-01-47	16,013,356	14,829,426
30 Yr Pass Thru	3.500	12-01-49	21,719,209	19,816,122
30 Yr Pass Thru	3.500	03-01-52	21,830,709	19,933,201
30 Yr Pass Thru	3.500	03-01-52	36,225,132	32,929,308
30 Yr Pass Thru	3.500	04-01-52	72,660,671	66,322,357
30 Yr Pass Thru	3.500	07-01-52	21,398,098	19,451,262
30 Yr Pass Thru	3.500	07-01-52	40,652,826	36,941,459
30 Yr Pass Thru	3.500	07-01-52	31,161,791	28,326,638
30 Yr Pass Thru	3.500	09-01-52	77,085,429	70,144,333
30 Yr Pass Thru	4.000	01-01-41	3,950,813	3,846,965
30 Yr Pass Thru	4.000	03-01-42	2,183,484	2,120,712
30 Yr Pass Thru	4.000	11-01-43	1,916,309	1,847,731
30 Yr Pass Thru	4.000	01-01-47	4,414,569	4,231,971
30 Yr Pass Thru	4.000	03-01-47	12,812,780	12,238,766
30 Yr Pass Thru	4.000	04-01-47	4,714,426	4,513,532
30 Yr Pass Thru	4.000	05-01-47	4,261,117	4,079,540
30 Yr Pass Thru	4.000	10-01-47	6,481,460	6,191,090
30 Yr Pass Thru	4.000	03-01-48	1,663,449	1,587,367
30 Yr Pass Thru	4.000	07-01-48	13,067,833	12,482,393
30 Yr Pass Thru	4.000	08-01-48	6,300,656	6,000,665
30 Yr Pass Thru	4.000	08-01-49	66,480,893	62,673,778
30 Yr Pass Thru	4.000	05-01-52	2,094,144	1,980,764
30 Yr Pass Thru	4.000	05-01-52	108,466,073	101,712,292
30 Yr Pass Thru	4.000	06-01-52	68,942,380	64,649,593
30 Yr Pass Thru	4.000	08-01-52	28,882,620	27,201,542
30 Yr Pass Thru	4.000	08-01-52	34,201,110	32,071,533
30 Yr Pass Thru	4.000	08-01-52	64,221,913	60,403,676
30 Yr Pass Thru	4.000	08-01-52	18,065,732	16,940,846
30 Yr Pass Thru	4.000	10-01-52	65,015,810	61,394,182
30 Yr Pass Thru	4.000	04-01-53	20,659,051	19,463,072
30 Yr Pass Thru	4.000	04-01-53	22,642,044	21,288,813
30 Yr Pass Thru	4.000	06-01-53	53,019,326	49,800,852
30 Yr Pass Thru	4.500	06-01-52	21,174,668	20,571,569
30 Yr Pass Thru	4.500	07-01-52	18,655,773	18,118,587
30 Yr Pass Thru	4.500	08-01-52	10,589,407	10,301,035
30 Yr Pass Thru	4.500	08-01-52	53,671,424	52,142,749
30 Yr Pass Thru	4.500	08-01-52	44,469,060	43,202,488
30 Yr Pass Thru	4.500	08-01-52	27,664,585	26,729,671
30 Yr Pass Thru	4.500	09-01-52	28,695,503	27,860,260
30 Yr Pass Thru	4.500	09-01-52	31,652,324	30,790,365
30 Yr Pass Thru	4.500	10-01-52	33,108,659	32,238,080
30 Yr Pass Thru	4.500	10-01-52	28,772,085	27,889,656
30 Yr Pass Thru	4.500	10-01-52	31,455,212	30,598,621
30 Yr Pass Thru	4.500	12-01-52	19,933,209	19,353,011
30 Yr Pass Thru	4.500	12-01-52	77,825,153	75,803,092
30 Yr Pass Thru	4.500	03-01-53	46,673,396	45,096,087
30 Yr Pass Thru	4.500	04-01-53	19,144,920	18,617,581
30 Yr Pass Thru	4.500	08-01-53	59,312,609	57,660,332
30 Yr Pass Thru	4.500	08-01-53	13,808,771	13,398,207
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	02-01-54	33,616,362	$32,616,877
30 Yr Pass Thru	5.000	08-01-52	33,701,183	33,665,790
30 Yr Pass Thru	5.000	08-01-52	29,511,974	29,287,309
30 Yr Pass Thru	5.000	08-01-52	36,248,050	36,164,672
30 Yr Pass Thru	5.000	10-01-52	45,395,519	45,305,286
30 Yr Pass Thru	5.000	10-01-52	33,179,543	32,926,957
30 Yr Pass Thru	5.000	10-01-52	23,236,461	23,168,489
30 Yr Pass Thru	5.000	11-01-52	9,101,397	9,032,111
30 Yr Pass Thru	5.000	12-01-52	15,437,546	15,392,388
30 Yr Pass Thru	5.000	12-01-52	32,377,697	32,313,340
30 Yr Pass Thru	5.000	12-01-52	3,971,525	3,941,291
30 Yr Pass Thru	5.000	12-01-52	27,310,622	27,273,405
30 Yr Pass Thru	5.000	01-01-53	54,550,462	54,220,421
30 Yr Pass Thru	5.000	01-01-53	32,517,421	32,422,301
30 Yr Pass Thru	5.000	03-01-53	39,668,789	39,565,146
30 Yr Pass Thru	5.000	04-01-53	35,687,075	35,571,531
30 Yr Pass Thru	5.000	06-01-53	41,419,984	41,127,964
30 Yr Pass Thru	5.000	06-01-53	53,310,085	53,137,483
30 Yr Pass Thru	5.000	06-01-53	37,566,170	37,233,232
30 Yr Pass Thru	5.000	07-01-53	9,877,922	9,816,306
30 Yr Pass Thru	5.000	07-01-53	40,840,611	40,695,619
30 Yr Pass Thru	5.000	08-01-53	69,863,200	69,615,172
30 Yr Pass Thru	5.000	08-01-53	51,765,917	51,582,138
30 Yr Pass Thru	5.000	08-01-53	45,772,589	45,610,087
30 Yr Pass Thru	5.000	11-01-54	23,236,288	23,023,090
30 Yr Pass Thru	5.000	12-01-54	38,719,453	38,521,492
30 Yr Pass Thru	5.500	11-01-39	1,578,053	1,641,291
30 Yr Pass Thru	5.500	06-01-53	34,292,272	34,898,426
30 Yr Pass Thru	5.500	07-01-53	40,103,153	40,812,020
30 Yr Pass Thru	5.500	08-01-53	12,048,886	12,216,680
30 Yr Pass Thru	5.500	09-01-53	25,563,787	26,015,655
30 Yr Pass Thru	5.500	09-01-53	39,293,424	39,987,978
30 Yr Pass Thru	5.500	12-01-53	12,699,414	12,862,775
30 Yr Pass Thru	5.500	04-01-54	29,322,349	29,849,817
30 Yr Pass Thru	5.500	11-01-54	33,291,158	33,556,589
30 Yr Pass Thru	5.500	01-01-55	61,101,384	61,875,912
30 Yr Pass Thru	5.500	01-01-55	20,880,121	21,217,880
30 Yr Pass Thru	5.500	02-01-55	20,486,082	20,854,598
30 Yr Pass Thru	5.500	02-01-55	47,086,433	47,801,021
30 Yr Pass Thru	5.500	05-01-55	68,966,816	70,142,776
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	47,785,446	44,085,619
15 Yr Pass Thru	2.500	01-01-36	46,586,372	44,180,773
15 Yr Pass Thru	4.500	11-01-37	25,424,807	25,479,051
15 Yr Pass Thru	4.500	11-01-37	16,638,448	16,673,946
15 Yr Pass Thru	4.500	02-01-38	25,915,245	25,970,535
30 Yr Pass Thru	2.000	03-01-38	70,222,794	64,676,015
30 Yr Pass Thru	2.000	09-01-50	17,230,495	13,948,372
30 Yr Pass Thru	2.000	02-01-51	54,361,096	43,530,550
30 Yr Pass Thru	2.000	07-01-51	80,510,911	64,596,247
30 Yr Pass Thru	2.000	07-01-51	100,502,398	80,635,998
30 Yr Pass Thru	2.500	08-01-50	21,202,057	17,918,607
30 Yr Pass Thru	2.500	08-01-50	24,018,519	20,366,451
30 Yr Pass Thru	2.500	09-01-50	98,144,579	83,221,480
30 Yr Pass Thru	2.500	09-01-50	9,636,586	8,171,322
30 Yr Pass Thru	2.500	09-01-50	52,343,033	44,236,945
30 Yr Pass Thru	2.500	08-01-51	4,530,040	3,828,496
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	08-01-51	34,787,369	$29,400,034
30 Yr Pass Thru	2.500	10-01-51	18,663,955	15,761,902
30 Yr Pass Thru	2.500	11-01-51	38,417,298	32,551,852
30 Yr Pass Thru	2.500	11-01-51	37,421,139	31,427,126
30 Yr Pass Thru	2.500	01-01-52	43,252,319	36,418,898
30 Yr Pass Thru	2.500	02-01-52	110,200,363	92,996,467
30 Yr Pass Thru	2.500	03-01-52	918,286	773,206
30 Yr Pass Thru	3.000	07-01-42	1,523,667	1,402,847
30 Yr Pass Thru	3.000	10-01-42	2,484,202	2,272,442
30 Yr Pass Thru	3.000	10-01-42	1,457,325	1,330,094
30 Yr Pass Thru	3.000	04-01-43	1,248,989	1,143,223
30 Yr Pass Thru	3.000	12-01-45	13,317,335	11,998,430
30 Yr Pass Thru	3.000	08-01-46	17,837,222	15,993,665
30 Yr Pass Thru	3.000	08-01-46	14,524,441	13,023,275
30 Yr Pass Thru	3.000	09-01-46	1,698,835	1,528,561
30 Yr Pass Thru	3.000	10-01-46	1,458,550	1,312,361
30 Yr Pass Thru	3.000	10-01-46	11,245,401	10,044,482
30 Yr Pass Thru	3.000	01-01-47	13,288,707	11,898,648
30 Yr Pass Thru	3.000	02-01-47	7,164,112	6,446,057
30 Yr Pass Thru	3.000	10-01-47	16,042,665	14,354,503
30 Yr Pass Thru	3.000	11-01-47	16,610,238	14,893,495
30 Yr Pass Thru	3.000	11-01-48	29,790,715	26,581,376
30 Yr Pass Thru	3.000	11-01-48	10,114,221	9,053,067
30 Yr Pass Thru	3.000	09-01-49	13,868,436	12,261,715
30 Yr Pass Thru	3.000	09-01-49	27,279,736	23,752,684
30 Yr Pass Thru	3.000	10-01-49	6,156,141	5,410,220
30 Yr Pass Thru	3.000	10-01-49	24,603,868	21,799,531
30 Yr Pass Thru	3.000	11-01-49	18,617,763	16,204,817
30 Yr Pass Thru	3.000	11-01-49	17,599,602	15,544,109
30 Yr Pass Thru	3.000	11-01-49	13,520,556	11,941,463
30 Yr Pass Thru	3.000	11-01-49	14,536,972	12,775,571
30 Yr Pass Thru	3.000	12-01-49	16,239,386	14,342,756
30 Yr Pass Thru	3.000	01-01-50	14,219,400	12,545,357
30 Yr Pass Thru	3.000	02-01-50	35,344,971	30,764,103
30 Yr Pass Thru	3.000	12-01-51	36,185,088	31,615,200
30 Yr Pass Thru	3.000	12-01-51	85,563,050	75,008,462
30 Yr Pass Thru	3.000	01-01-52	33,245,330	29,206,704
30 Yr Pass Thru	3.000	02-01-52	14,464,867	12,685,081
30 Yr Pass Thru	3.000	02-01-52	30,996,073	27,143,509
30 Yr Pass Thru	3.000	02-01-52	46,196,783	40,267,218
30 Yr Pass Thru	3.000	03-01-52	117,896,422	103,353,368
30 Yr Pass Thru	3.000	04-01-52	154,935,601	134,709,998
30 Yr Pass Thru	3.000	05-01-52	11,491,118	10,109,547
30 Yr Pass Thru	3.500	11-01-40	691,403	656,019
30 Yr Pass Thru	3.500	06-01-42	778,630	734,883
30 Yr Pass Thru	3.500	08-01-42	1,580,850	1,492,862
30 Yr Pass Thru	3.500	06-01-43	7,026,615	6,623,523
30 Yr Pass Thru	3.500	07-01-43	2,161,918	2,035,161
30 Yr Pass Thru	3.500	07-01-43	2,189,866	2,062,040
30 Yr Pass Thru	3.500	01-01-45	1,344,269	1,256,711
30 Yr Pass Thru	3.500	04-01-45	4,645,402	4,337,908
30 Yr Pass Thru	3.500	04-01-45	1,222,667	1,141,046
30 Yr Pass Thru	3.500	04-01-45	5,478,964	5,110,153
30 Yr Pass Thru	3.500	01-01-46	13,376,622	12,446,983
30 Yr Pass Thru	3.500	02-01-46	9,351,180	8,695,786
30 Yr Pass Thru	3.500	07-01-46	5,867,954	5,430,807
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-46	3,169,718	$2,933,583
30 Yr Pass Thru	3.500	08-01-46	14,310,247	13,257,589
30 Yr Pass Thru	3.500	02-01-47	16,501,583	15,272,260
30 Yr Pass Thru	3.500	03-01-47	18,763,296	17,388,935
30 Yr Pass Thru	3.500	05-01-47	11,226,456	10,439,231
30 Yr Pass Thru	3.500	07-01-47	21,153,419	19,603,988
30 Yr Pass Thru	3.500	08-01-47	14,410,919	13,386,882
30 Yr Pass Thru	3.500	11-01-47	17,926,733	16,568,831
30 Yr Pass Thru	3.500	12-01-47	8,895,267	8,207,576
30 Yr Pass Thru	3.500	01-01-48	13,104,319	12,091,226
30 Yr Pass Thru	3.500	03-01-48	3,513,767	3,255,295
30 Yr Pass Thru	3.500	03-01-48	7,756,424	7,127,689
30 Yr Pass Thru	3.500	03-01-49	2,280,039	2,103,770
30 Yr Pass Thru	3.500	06-01-49	14,075,722	12,934,747
30 Yr Pass Thru	3.500	06-01-49	42,684,864	39,384,906
30 Yr Pass Thru	3.500	09-01-49	4,262,261	3,895,452
30 Yr Pass Thru	3.500	12-01-49	17,864,169	16,315,617
30 Yr Pass Thru	3.500	02-01-50	20,455,973	18,676,359
30 Yr Pass Thru	3.500	03-01-50	23,480,417	21,290,931
30 Yr Pass Thru	3.500	06-01-50	21,502,296	19,651,813
30 Yr Pass Thru	3.500	09-01-50	40,308,286	36,839,363
30 Yr Pass Thru	3.500	03-01-51	36,354,937	33,192,155
30 Yr Pass Thru	3.500	02-01-52	19,535,333	17,933,488
30 Yr Pass Thru	3.500	02-01-52	31,582,360	28,560,901
30 Yr Pass Thru	3.500	03-01-52	19,983,893	18,221,929
30 Yr Pass Thru	3.500	04-01-52	26,371,105	24,004,781
30 Yr Pass Thru	3.500	04-01-52	18,568,221	16,931,076
30 Yr Pass Thru	3.500	04-01-52	30,334,783	27,574,873
30 Yr Pass Thru	3.500	04-01-52	39,525,375	36,089,861
30 Yr Pass Thru	3.500	04-01-52	73,195,747	66,536,274
30 Yr Pass Thru	3.500	05-01-52	19,204,324	17,451,080
30 Yr Pass Thru	3.500	05-01-52	45,117,517	40,857,557
30 Yr Pass Thru	3.500	08-01-52	61,425,255	55,817,485
30 Yr Pass Thru	3.500	09-01-52	27,115,405	24,648,400
30 Yr Pass Thru	4.000	09-01-40	1,912,229	1,862,686
30 Yr Pass Thru	4.000	09-01-40	2,601,583	2,535,734
30 Yr Pass Thru	4.000	11-01-40	896,414	871,717
30 Yr Pass Thru	4.000	12-01-40	1,154,478	1,124,636
30 Yr Pass Thru	4.000	01-01-41	1,755,591	1,708,395
30 Yr Pass Thru	4.000	09-01-41	2,290,107	2,225,659
30 Yr Pass Thru	4.000	09-01-41	1,043,237	1,015,639
30 Yr Pass Thru	4.000	10-01-41	782,783	760,637
30 Yr Pass Thru	4.000	01-01-42	1,154,439	1,123,187
30 Yr Pass Thru	4.000	05-01-42	1,550,173	1,503,831
30 Yr Pass Thru	4.000	09-01-43	3,030,044	2,942,275
30 Yr Pass Thru	4.000	10-01-43	3,111,457	3,013,174
30 Yr Pass Thru	4.000	10-01-43	1,223,712	1,184,696
30 Yr Pass Thru	4.000	01-01-44	2,366,386	2,290,989
30 Yr Pass Thru	4.000	12-01-45	5,993,654	5,742,197
30 Yr Pass Thru	4.000	02-01-46	2,972,107	2,842,772
30 Yr Pass Thru	4.000	04-01-46	3,627,324	3,464,942
30 Yr Pass Thru	4.000	06-01-46	2,301,774	2,198,732
30 Yr Pass Thru	4.000	07-01-46	4,080,689	3,898,012
30 Yr Pass Thru	4.000	10-01-46	1,360,490	1,297,886
30 Yr Pass Thru	4.000	01-01-47	5,172,210	4,955,216
30 Yr Pass Thru	4.000	03-01-47	5,847,912	5,578,812
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	04-01-47	6,552,970	$6,273,953
30 Yr Pass Thru	4.000	11-01-47	1,512,007	1,442,430
30 Yr Pass Thru	4.000	12-01-47	4,266,649	4,070,314
30 Yr Pass Thru	4.000	12-01-47	2,219,990	2,110,203
30 Yr Pass Thru	4.000	09-01-48	2,037,295	1,939,727
30 Yr Pass Thru	4.000	10-01-48	5,657,838	5,376,268
30 Yr Pass Thru	4.000	10-01-48	7,274,092	6,930,272
30 Yr Pass Thru	4.000	01-01-49	4,493,371	4,254,307
30 Yr Pass Thru	4.000	01-01-49	3,828,174	3,611,341
30 Yr Pass Thru	4.000	02-01-49	4,696,156	4,446,302
30 Yr Pass Thru	4.000	07-01-49	8,470,922	8,041,414
30 Yr Pass Thru	4.000	07-01-49	11,575,091	10,991,807
30 Yr Pass Thru	4.000	08-01-49	24,113,896	22,898,766
30 Yr Pass Thru	4.000	02-01-50	19,725,048	18,620,123
30 Yr Pass Thru	4.000	03-01-51	75,591,546	71,617,033
30 Yr Pass Thru	4.000	08-01-51	42,591,284	40,445,054
30 Yr Pass Thru	4.000	10-01-51	142,773,300	135,087,985
30 Yr Pass Thru	4.000	04-01-52	8,220,600	7,747,268
30 Yr Pass Thru	4.000	05-01-52	41,046,256	38,490,457
30 Yr Pass Thru	4.000	05-01-52	80,528,644	75,514,423
30 Yr Pass Thru	4.000	05-01-52	46,263,846	43,484,370
30 Yr Pass Thru	4.000	06-01-52	2,125,969	2,009,537
30 Yr Pass Thru	4.000	06-01-52	42,042,205	39,752,847
30 Yr Pass Thru	4.000	06-01-52	29,374,412	27,545,376
30 Yr Pass Thru	4.000	07-01-52	32,080,721	30,243,577
30 Yr Pass Thru	4.000	07-01-52	32,608,592	30,669,888
30 Yr Pass Thru	4.000	07-01-52	25,471,461	23,957,086
30 Yr Pass Thru	4.000	07-01-52	18,054,286	16,952,680
30 Yr Pass Thru	4.000	09-01-52	56,867,530	53,486,539
30 Yr Pass Thru	4.000	10-01-52	22,826,487	21,497,899
30 Yr Pass Thru	4.000	09-01-53	84,187,459	79,287,429
30 Yr Pass Thru	4.000	11-01-53	39,024,662	36,680,107
30 Yr Pass Thru	4.500	05-01-52	28,990,285	28,218,937
30 Yr Pass Thru	4.500	06-01-52	33,098,521	32,155,805
30 Yr Pass Thru	4.500	06-01-52	77,793,025	75,553,006
30 Yr Pass Thru	4.500	07-01-52	64,033,710	62,189,885
30 Yr Pass Thru	4.500	07-01-52	43,624,990	42,491,522
30 Yr Pass Thru	4.500	07-01-52	53,660,450	52,115,319
30 Yr Pass Thru	4.500	08-01-52	39,781,391	38,474,290
30 Yr Pass Thru	4.500	08-01-52	8,677,480	8,441,174
30 Yr Pass Thru	4.500	08-01-52	63,981,937	61,879,676
30 Yr Pass Thru	4.500	08-01-52	50,374,574	48,719,412
30 Yr Pass Thru	4.500	08-01-52	35,197,926	34,118,420
30 Yr Pass Thru	4.500	09-01-52	51,945,581	50,579,693
30 Yr Pass Thru	4.500	09-01-52	139,741,903	135,194,058
30 Yr Pass Thru	4.500	09-01-52	40,852,720	39,689,149
30 Yr Pass Thru	4.500	09-01-52	19,972,261	19,397,167
30 Yr Pass Thru	4.500	10-01-52	12,815,327	12,478,353
30 Yr Pass Thru	4.500	10-01-52	14,609,028	14,188,367
30 Yr Pass Thru	4.500	10-01-52	25,608,607	24,863,214
30 Yr Pass Thru	4.500	10-01-52	8,110,893	7,877,343
30 Yr Pass Thru	4.500	10-01-52	35,113,373	34,091,325
30 Yr Pass Thru	4.500	10-01-52	23,639,716	22,988,570
30 Yr Pass Thru	4.500	11-01-52	27,216,331	26,432,648
30 Yr Pass Thru	4.500	11-01-52	6,753,649	6,567,622
30 Yr Pass Thru	4.500	11-01-52	12,954,114	12,581,106
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	11-01-52	15,910,869	$15,447,750
30 Yr Pass Thru	4.500	12-01-52	36,302,199	35,245,547
30 Yr Pass Thru	4.500	12-01-52	55,635,600	53,807,575
30 Yr Pass Thru	4.500	02-01-53	29,387,758	28,583,794
30 Yr Pass Thru	4.500	03-01-53	12,931,297	12,554,904
30 Yr Pass Thru	4.500	03-01-53	29,434,758	28,559,600
30 Yr Pass Thru	4.500	05-01-53	16,775,495	16,308,179
30 Yr Pass Thru	4.500	06-01-53	18,805,270	18,210,890
30 Yr Pass Thru	4.500	08-01-53	30,065,680	29,143,578
30 Yr Pass Thru	5.000	06-01-52	21,689,560	21,551,556
30 Yr Pass Thru	5.000	07-01-52	54,321,167	54,060,414
30 Yr Pass Thru	5.000	07-01-52	35,599,114	35,328,108
30 Yr Pass Thru	5.000	07-01-52	11,093,791	11,075,206
30 Yr Pass Thru	5.000	07-01-52	25,729,560	25,565,850
30 Yr Pass Thru	5.000	08-01-52	21,049,548	20,922,194
30 Yr Pass Thru	5.000	09-01-52	32,954,112	32,795,926
30 Yr Pass Thru	5.000	10-01-52	37,301,472	37,215,672
30 Yr Pass Thru	5.000	10-01-52	37,557,950	37,330,717
30 Yr Pass Thru	5.000	10-01-52	103,375,504	102,588,538
30 Yr Pass Thru	5.000	11-01-52	33,414,900	33,348,482
30 Yr Pass Thru	5.000	12-01-52	32,823,704	32,748,203
30 Yr Pass Thru	5.000	01-01-53	6,866,630	6,857,273
30 Yr Pass Thru	5.000	01-01-53	28,500,766	28,426,302
30 Yr Pass Thru	5.000	01-01-53	68,003,884	67,486,191
30 Yr Pass Thru	5.000	04-01-53	7,753,526	7,726,000
30 Yr Pass Thru	5.000	04-01-53	29,624,865	29,519,691
30 Yr Pass Thru	5.000	04-01-53	8,241,958	8,215,273
30 Yr Pass Thru	5.000	05-01-53	66,170,286	65,956,047
30 Yr Pass Thru	5.000	05-01-53	30,007,108	29,801,646
30 Yr Pass Thru	5.000	07-01-53	77,940,941	77,664,235
30 Yr Pass Thru	5.000	09-01-53	85,239,481	84,750,402
30 Yr Pass Thru	5.000	11-01-53	52,218,832	51,690,758
30 Yr Pass Thru	5.000	11-01-54	17,921,164	17,891,143
30 Yr Pass Thru	5.000	11-01-54	61,149,023	60,492,423
30 Yr Pass Thru	5.000	12-01-54	31,264,116	30,977,262
30 Yr Pass Thru	5.500	12-01-52	31,150,419	31,701,037
30 Yr Pass Thru	5.500	12-01-52	27,080,653	27,517,020
30 Yr Pass Thru	5.500	12-01-52	1,664,621	1,694,045
30 Yr Pass Thru	5.500	12-01-52	20,307,646	20,742,760
30 Yr Pass Thru	5.500	12-01-52	20,865,962	21,234,791
30 Yr Pass Thru	5.500	04-01-53	23,042,571	23,291,457
30 Yr Pass Thru	5.500	05-01-53	13,123,728	13,331,098
30 Yr Pass Thru	5.500	07-01-53	10,899,506	11,038,180
30 Yr Pass Thru	5.500	08-01-53	19,966,655	20,275,911
30 Yr Pass Thru	5.500	02-01-54	26,502,509	26,962,688
30 Yr Pass Thru	5.500	03-01-54	23,776,256	24,137,087
30 Yr Pass Thru	5.500	05-01-54	32,812,402	33,269,351
30 Yr Pass Thru	5.500	05-01-54	22,522,786	22,836,441
30 Yr Pass Thru	5.500	05-01-54	33,782,012	34,104,668
30 Yr Pass Thru	5.500	11-01-54	84,633,398	85,415,292
30 Yr Pass Thru	5.500	11-01-54	33,333,240	33,865,152
30 Yr Pass Thru	5.500	11-01-54	23,352,724	23,707,128
30 Yr Pass Thru	5.500	12-01-54	50,613,517	51,318,366
30 Yr Pass Thru	5.500	01-01-55	18,720,029	19,056,776
30 Yr Pass Thru	5.500	06-01-55	57,588,619	58,192,643
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	6.622	07-01-33	179	184
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	09-01-31	73	$77
30 Yr Pass Thru	7.000	09-01-31	22	24
30 Yr Pass Thru	7.000	09-01-31	687	722
30 Yr Pass Thru	7.000	01-01-32	28	29
30 Yr Pass Thru	7.500	09-01-29	15	15
30 Yr Pass Thru	7.500	12-01-29	16	16
30 Yr Pass Thru	7.500	01-01-31	7	7
30 Yr Pass Thru	7.500	05-01-31	61	64
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	913	927
30 Yr Pass Thru	5.000	04-15-35	367	372
30 Yr Pass Thru	5.500	03-15-35	739	758
30 Yr Pass Thru	6.000	03-15-33	888	917
30 Yr Pass Thru	6.000	06-15-33	219	226
30 Yr Pass Thru	6.500	09-15-28	26	27
30 Yr Pass Thru	6.500	09-15-29	31	32
30 Yr Pass Thru	6.500	08-15-31	53	55
30 Yr Pass Thru	7.000	04-15-29	153	156

30 Yr Pass Thru	8.000	10-15-26	48	48
Corporate bonds 37.0%				$9,916,631,753
(Cost $9,858,746,965)
Communication services 2.5%				656,887,035
Diversified telecommunication services 1.0%
AT&T, Inc.	2.750	06-01-31	51,112,000	46,760,651
AT&T, Inc. (B)	3.550	09-15-55	45,662,000	30,362,919
AT&T, Inc.	4.500	05-15-35	15,568,000	14,895,005
GCI LLC (C)	4.750	10-15-28	20,576,000	20,038,658
IHS Holding, Ltd. (B)(C)	7.875	05-29-30	14,040,000	14,326,829
IHS Holding, Ltd. (B)(C)	8.250	11-29-31	25,911,000	26,736,384
Iliad Holding SAS (C)	8.500	04-15-31	7,445,000	8,009,854
Level 3 Financing, Inc. (C)	6.875	06-30-33	31,492,000	31,774,641
Maya SAS (C)	7.000	04-15-32	19,697,000	20,258,148
NTT Finance Corp. (C)	5.171	07-16-32	17,022,000	17,343,065
Verizon Communications, Inc.	2.550	03-21-31	29,696,000	26,931,509
Windstream Services LLC (C)	8.250	10-01-31	10,483,000	10,904,175
Entertainment 0.1%
ROBLOX Corp. (C)	3.875	05-01-30	11,122,000	10,574,344
WMG Acquisition Corp. (C)	3.875	07-15-30	17,309,000	16,447,152
Interactive media and services 0.1%
Match Group Holdings II LLC (B)(C)	3.625	10-01-31	6,446,000	5,818,189
Match Group Holdings II LLC (C)	4.125	08-01-30	21,151,000	19,915,820
Media 0.8%
CCO Holdings LLC	4.500	05-01-32	10,461,000	9,566,121
Charter Communications Operating LLC	2.800	04-01-31	43,963,000	39,558,367
Charter Communications Operating LLC	6.384	10-23-35	32,423,000	33,785,411
Gray Media, Inc. (C)	10.500	07-15-29	21,602,000	23,512,719
Midcontinent Communications (C)	8.000	08-15-32	24,751,000	25,785,567
News Corp. (C)	3.875	05-15-29	16,886,000	16,305,934
News Corp. (C)	5.125	02-15-32	10,755,000	10,631,126
Paramount Global	4.200	05-19-32	7,750,000	7,229,276
Paramount Global	4.375	03-15-43	15,893,000	12,078,412
Paramount Global (B)	4.950	05-19-50	32,321,000	25,237,493
Sirius XM Radio LLC (C)	4.000	07-15-28	12,818,000	12,370,440
Wireless telecommunication services 0.5%
Millicom International Cellular SA (B)(C)	6.250	03-25-29	14,067,000	14,099,228
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Millicom International Cellular SA (B)(C)	7.375	04-02-32	6,374,000	$6,578,006
T-Mobile USA, Inc.	3.875	04-15-30	79,216,000	77,591,423
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	21,460,169
Consumer discretionary 3.8%				1,008,489,307
Automobile components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	13,435,000	13,026,490
Automobiles 1.3%
Ford Motor Credit Company LLC	4.000	11-13-30	54,566,000	50,738,034
Ford Motor Credit Company LLC	5.113	05-03-29	35,736,000	35,243,097
Ford Motor Credit Company LLC	5.800	03-08-29	30,328,000	30,664,554
Ford Motor Credit Company LLC	6.054	11-05-31	27,710,000	28,041,346
Ford Motor Credit Company LLC	6.125	03-08-34	56,726,000	55,769,791
Ford Motor Credit Company LLC	7.122	11-07-33	19,902,000	20,808,051
General Motors Financial Company, Inc.	3.600	06-21-30	68,261,000	64,852,240
General Motors Financial Company, Inc.	5.950	04-04-34	68,178,000	69,881,331
Broadline retail 0.2%
Macy’s Retail Holdings LLC (B)(C)	5.875	03-15-30	9,534,000	9,441,105
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	10,208,000	9,963,461
Macy’s Retail Holdings LLC (C)	7.375	08-01-33	17,749,000	18,224,336
Rakuten Group, Inc. (C)	9.750	04-15-29	7,171,000	7,966,574
SGUS LLC (C)	11.000	12-15-29	6,205,399	5,454,443
Hotels, restaurants and leisure 1.3%
Caesars Entertainment, Inc. (B)(C)	6.000	10-15-32	24,912,000	24,425,050
Caesars Entertainment, Inc. (C)	6.500	02-15-32	7,689,000	7,882,640
Carnival Corp. (C)	5.750	08-01-32	35,856,000	36,447,624
Carnival Corp. (C)	5.875	06-15-31	21,854,000	22,403,519
Flutter Treasury DAC (C)	5.875	06-04-31	8,971,000	9,134,362
Flutter Treasury Designated Activity Company (C)	6.375	04-29-29	8,446,000	8,749,507
Full House Resorts, Inc. (B)(C)	8.250	02-15-28	18,020,000	17,253,173
Genting New York LLC (C)	7.250	10-01-29	7,273,000	7,552,768
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	18,613,000	18,992,649
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	3,512,000	3,405,489
MGM Resorts International (B)	4.750	10-15-28	30,253,000	30,069,116
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	21,905,000	21,191,283
NCL Corp., Ltd. (C)	6.750	02-01-32	15,848,000	16,344,248
Resorts World Las Vegas LLC (C)	4.625	04-16-29	23,971,000	21,553,460
Resorts World Las Vegas LLC (B)(C)	4.625	04-06-31	11,700,000	9,866,131
Resorts World Las Vegas LLC (C)	8.450	07-27-30	15,200,000	15,282,676
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	13,462,000	13,612,505
Royal Caribbean Cruises, Ltd. (C)	5.625	09-30-31	9,540,000	9,692,430
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	5,149,000	5,314,180
Sabre GLBL, Inc. (C)	11.125	07-15-30	17,217,000	16,874,382
Travel + Leisure Company (C)	4.625	03-01-30	9,094,000	8,760,567
Travel + Leisure Company (C)	6.125	09-01-33	20,959,000	21,035,468
Household durables 0.2%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,973,000	9,347,347
Century Communities, Inc. (C)	3.875	08-15-29	11,357,000	10,579,059
KB Home	4.000	06-15-31	13,563,000	12,618,863
Newell Brands, Inc.	6.375	05-15-30	14,272,000	14,075,462
Newell Brands, Inc. (C)	8.500	06-01-28	12,856,000	13,572,401
Specialty retail 0.6%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	6,148,000	5,970,861
Asbury Automotive Group, Inc.	4.750	03-01-30	13,786,000	13,464,432
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
AutoNation, Inc.	4.750	06-01-30	21,450,000	$21,526,317
Global Auto Holdings, Ltd. (C)	8.750	01-15-32	22,028,000	19,446,318
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	15,125,000	14,993,838
Group 1 Automotive, Inc. (C)	4.000	08-15-28	11,503,000	11,161,471
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	7,047,826
Lithia Motors, Inc. (C)	4.375	01-15-31	16,340,000	15,530,119
Lithia Motors, Inc. (C)	4.625	12-15-27	6,075,000	6,019,570
Saks Global Enterprises LLC (C)	11.000	12-15-29	4,807,000	1,093,593
Saks Global Enterprises LLC (C)	11.000	12-15-29	9,614,000	3,797,530
The Michaels Companies, Inc. (C)	5.250	05-01-28	21,516,000	16,980,849
The Michaels Companies, Inc. (B)(C)	7.875	05-01-29	16,794,000	11,385,385
Valvoline, Inc. (C)	3.625	06-15-31	18,361,000	16,747,795
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (C)	8.375	10-01-31	13,163,000	12,362,734
Under Armour, Inc. (C)	7.250	07-15-30	4,857,000	4,849,457
Consumer staples 0.5%				136,917,859
Food products 0.5%
JBS USA LUX SA	3.625	01-15-32	25,224,000	23,248,139
JBS USA LUX SA	5.750	04-01-33	21,968,000	22,756,871
JBS USA LUX SA (C)	5.950	04-20-35	6,377,000	6,629,657
MARB BondCo PLC (C)	3.950	01-29-31	33,594,000	30,413,014
Mars, Inc. (C)	5.000	03-01-32	15,546,000	15,867,221
NBM US Holdings, Inc. (C)	6.625	08-06-29	20,530,000	20,797,116
Pilgrim’s Pride Corp.	6.250	07-01-33	16,326,000	17,205,841
Energy 6.1%				1,635,018,132
Oil, gas and consumable fuels 6.1%
Aker BP ASA (C)	3.100	07-15-31	11,536,000	10,482,756
Aker BP ASA (C)	3.750	01-15-30	7,320,000	7,045,035
Aker BP ASA (C)	4.000	01-15-31	13,636,000	13,093,328
Aker BP ASA (C)	5.800	10-01-54	10,772,000	9,617,579
Antero Midstream Partners LP (C)	5.375	06-15-29	16,029,000	15,933,389
Antero Midstream Partners LP (C)	6.625	02-01-32	24,406,000	25,240,685
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	21,446,000	21,394,287
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	6,784,000	6,906,159
Ascent Resources Utica Holdings LLC (C)	6.625	07-15-33	8,263,000	8,387,821
Blue Racer Midstream LLC (C)	7.000	07-15-29	4,612,000	4,798,163
Blue Racer Midstream LLC (C)	7.250	07-15-32	20,648,000	21,912,318
Cheniere Energy Partners LP	4.000	03-01-31	31,495,000	30,350,993
Cheniere Energy Partners LP (C)	5.550	10-30-35	12,831,000	12,948,922
Cheniere Energy Partners LP	5.950	06-30-33	23,897,000	25,020,962
Cheniere Energy, Inc.	5.650	04-15-34	8,822,000	9,005,752
Civitas Resources, Inc. (C)	8.625	11-01-30	11,115,000	11,571,193
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	18,799,000	19,247,476
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	8,524,000	9,064,943
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	29,417,000	31,139,978
Continental Resources, Inc. (C)	2.875	04-01-32	17,405,000	14,947,748
Continental Resources, Inc.	4.900	06-01-44	16,101,000	12,690,189
Continental Resources, Inc. (C)	5.750	01-15-31	29,485,000	30,267,317
DT Midstream, Inc. (C)	4.375	06-15-31	51,717,000	49,756,921
DT Midstream, Inc. (C)	5.800	12-15-34	10,255,000	10,449,917
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	20,216,000	20,131,835
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	29,923,471
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	19,789,000	$19,912,820
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	13,523,000	15,297,407
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,784,000	6,580,480
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,698,000	10,999,012
Energy Transfer LP	5.150	03-15-45	23,463,000	20,636,674
Energy Transfer LP	5.400	10-01-47	26,637,000	23,732,375
Energy Transfer LP	5.600	09-01-34	14,677,000	14,916,424
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	44,810,000	44,973,153
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	14,243,000	14,150,163
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	24,715,000	24,593,881
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	37,134,000	38,106,242
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	41,795,000	41,355,747
EQT Corp. (C)	6.375	04-01-29	12,344,000	12,796,992
EQT Corp. (C)	7.500	06-01-30	5,463,000	6,017,703
Expand Energy Corp.	4.750	02-01-32	16,711,000	16,265,378
Genesis Energy LP	7.875	05-15-32	11,437,000	11,871,023
Genesis Energy LP	8.000	05-15-33	12,999,000	13,578,131
Global Partners LP (C)	7.125	07-01-33	3,749,000	3,837,090
Global Partners LP (C)	8.250	01-15-32	12,768,000	13,422,360
Gulfstream Natural Gas System LLC (C)	5.600	07-23-35	10,612,000	10,729,916
Harbour Energy PLC (C)	6.327	04-01-35	36,196,000	36,708,101
Hess Midstream Operations LP (C)	4.250	02-15-30	5,480,000	5,321,276
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,307,476
Hess Midstream Operations LP (C)	6.500	06-01-29	4,730,000	4,890,631
Howard Midstream Energy Partners LLC (C)	6.625	01-15-34	10,523,000	10,694,935
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	2,921,000	3,046,074
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,816,000	29,696,736
Leviathan Bond, Ltd. (C)	6.750	06-30-30	5,068,000	5,022,388
Long Ridge Energy LLC (C)	8.750	02-15-32	16,097,000	16,672,983
Matador Resources Company (C)	6.250	04-15-33	11,023,000	11,104,485
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	17,404,945	14,736,350
MPLX LP	4.950	09-01-32	13,328,000	13,248,365
MPLX LP	5.000	03-01-33	14,422,000	14,284,689
Occidental Petroleum Corp.	5.375	01-01-32	10,344,000	10,404,678
Occidental Petroleum Corp.	6.050	10-01-54	25,655,000	23,954,746
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	28,548,475
Occidental Petroleum Corp.	6.600	03-15-46	11,175,000	11,221,454
Occidental Petroleum Corp.	6.625	09-01-30	29,198,000	31,029,970
ONEOK, Inc.	6.050	09-01-33	26,051,000	27,409,759
ONEOK, Inc.	6.625	09-01-53	26,223,000	26,925,846
Ovintiv, Inc.	6.250	07-15-33	12,148,000	12,640,654
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,216,252
Parkland Corp. (C)	4.500	10-01-29	15,282,000	14,840,770
Parkland Corp. (C)	4.625	05-01-30	13,739,000	13,298,591
Parkland Corp. (C)	6.625	08-15-32	7,906,000	8,142,603
Sabine Pass Liquefaction LLC	4.500	05-15-30	38,271,000	38,381,657
Saudi Arabian Oil Company (C)	5.250	07-17-34	11,437,000	11,722,925
Sunoco LP	4.500	04-30-30	27,279,000	26,361,594
Sunoco LP (C)	6.250	07-01-33	10,541,000	10,773,166
Sunoco LP (C)	7.000	05-01-29	12,006,000	12,468,087
Sunoco LP (C)	7.250	05-01-32	15,488,000	16,384,430
Targa Resources Corp.	5.500	02-15-35	26,996,000	27,229,190
Targa Resources Corp.	6.150	03-01-29	19,161,000	20,215,490
Targa Resources Partners LP	4.000	01-15-32	24,529,000	23,059,745
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Var Energi ASA (C)	5.875	05-22-30	24,307,000	$25,193,655
Var Energi ASA (C)	8.000	11-15-32	51,989,000	59,583,979
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	9,224,000	8,660,398
Venture Global LNG, Inc. (B)(C)	7.000	01-15-30	14,224,000	14,657,064
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(D)	9.000	09-30-29	47,316,000	46,986,766
Venture Global LNG, Inc. (C)	9.500	02-01-29	23,586,000	25,930,779
Viper Energy Partners LLC	4.900	08-01-30	7,925,000	7,986,894
Western Midstream Operating LP	4.050	02-01-30	19,303,000	18,768,498
Western Midstream Operating LP	5.450	11-15-34	13,560,000	13,393,479
Whistler Pipeline LLC (C)	5.400	09-30-29	10,294,000	10,582,715
Whistler Pipeline LLC (C)	5.700	09-30-31	10,779,000	11,207,226
Financials 11.7%				3,134,918,651
Banks 6.6%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	32,761,000	38,617,815
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	38,499,000	35,602,774
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	65,590,000	59,502,338
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	25,021,000	24,761,813
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	60,500,000	60,896,459
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	7,994,000	8,065,252
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	39,193,000	40,349,507
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	32,422,000	33,804,507
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	23,434,000	24,170,101
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (D)	7.625	03-15-35	7,236,000	7,474,368
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	30,914,000	32,524,619
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	20,645,000	21,316,726
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)(D)	9.250	11-17-27	10,172,000	10,906,591
BPCE SA (5.716% to 1-18-29, then Overnight SOFR + 1.959%) (C)	5.716	01-18-30	19,902,000	20,563,969
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	31,736,000	33,434,353
Citizens Financial Group, Inc.	3.250	04-30-30	4,799,000	4,538,073
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	16,694,000	17,067,655
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	42,895,000	44,800,592
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	14,597,000	15,143,817
Credit Agricole SA (C)	3.250	01-14-30	45,566,000	42,925,427
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (C)	5.862	01-09-36	26,511,000	27,539,774
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	27,287,000	28,785,442
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (C)	5.019	03-04-31	24,614,000	25,103,899
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	10,759,000	10,889,940
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	16,334,000	17,104,852
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(D)	7.590	09-28-25	16,578,000	16,526,751
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	23,298,000	23,633,309
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	15,536,000	16,000,130
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	15,801,000	16,290,046
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	8,037,000	8,271,729
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	11,001,000	11,593,329
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	10,827,000	11,175,256
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	12,140,000	12,988,327
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	17,525,000	16,193,325
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	27,533,000	27,833,419
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	27,513,000	28,217,794
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	26,525,000	27,169,269
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	38,906,000	39,658,674
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	25,048,000	25,863,575
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	64,788,000	66,084,214
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	17,914,000	18,702,213
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (B)	5.121	04-04-31	24,150,000	24,704,022
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	4,754,000	$5,106,865
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	16,228,000	16,771,062
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)(D)	6.750	09-27-31	13,189,000	13,199,855
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	10,483,000	10,399,314
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	13,227,000	13,533,356
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	20,806,000	20,850,772
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	23,645,000	23,843,079
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	27,222,000	28,331,106
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	20,778,000	23,006,129
Popular, Inc.	7.250	03-13-28	23,055,000	24,335,083
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	39,969,000	40,574,526
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	11,176,000	11,633,077
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	24,351,000	22,385,340
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	26,795,000	27,094,180
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	15,638,000	16,142,949
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	17,037,000	18,107,350
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,649,000	19,873,706
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	26,089,576
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	55,198,000	58,022,529
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	18,069,000	19,315,449
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	31,165,000	30,978,293
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	18,702,000	19,214,964
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	18,298,950
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	28,308,000	29,853,935
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	81,487,000	75,136,485
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	20,211,000	20,380,542
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	13,550,000	13,997,073
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	39,088,000	42,984,298
Capital markets 2.8%
Ares Strategic Income Fund (C)	5.450	09-09-28	12,885,000	12,963,097
Ares Strategic Income Fund	5.600	02-15-30	17,312,000	17,526,470
Ares Strategic Income Fund	5.700	03-15-28	5,223,000	5,294,862
Ares Strategic Income Fund (C)	5.800	09-09-30	25,506,000	25,896,316
Ares Strategic Income Fund	6.200	03-21-32	18,267,000	18,791,043
Ares Strategic Income Fund	6.350	08-15-29	8,724,000	9,020,209
Blackstone Private Credit Fund	5.250	04-01-30	21,991,000	22,058,375
Blackstone Private Credit Fund	5.950	07-16-29	16,159,000	16,673,964
Blackstone Private Credit Fund	6.000	01-29-32	8,919,000	9,156,694
Blackstone Private Credit Fund	7.300	11-27-28	15,836,000	16,926,597
Blackstone Secured Lending Fund	5.350	04-13-28	17,516,000	17,770,515
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	25,923,000	25,266,472
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	33,620,000	30,802,180
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	17,563,000	17,994,494
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	19,244,000	20,621,213
HPS Corporate Lending Fund (B)	5.950	04-14-32	20,313,000	20,553,117
Jefferies Financial Group, Inc.	6.200	04-14-34	21,856,000	23,060,093
Lazard Group LLC	4.375	03-11-29	24,845,000	24,813,201
Macquarie Bank, Ltd. (C)	3.624	06-03-30	15,638,000	14,903,097
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	11,913,000	10,466,285
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	38,276,000	33,187,777
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	41,570,000	42,729,959
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	34,299,000	34,952,523
MSCI, Inc. (C)	3.625	11-01-31	29,573,000	27,541,814
Sixth Street Lending Partners	5.750	01-15-30	12,690,000	12,883,273
Sixth Street Lending Partners (C)	6.125	07-15-30	10,342,000	10,663,404
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	15,839,000	$16,275,381
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	16,207,000	17,234,387
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	73,028,000	65,908,130
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	25,916,000	23,170,739
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	21,163,000	21,858,651
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	16,960,000	18,351,424
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(D)	7.000	02-10-30	15,115,000	15,332,869
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (C)(D)	7.125	08-10-34	19,448,000	19,798,784
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	20,128,000	23,638,102
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	25,968,000	26,111,692
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	12,240,000	12,569,457
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	16,913,000	17,387,308
Ally Financial, Inc.	8.000	11-01-31	21,984,000	25,159,705
Enova International, Inc. (C)	9.125	08-01-29	6,413,000	6,762,252
OneMain Finance Corp.	6.125	05-15-30	24,894,000	25,281,761
Trust Fibra Uno (C)	7.375	02-13-34	25,692,000	27,008,124
Financial services 0.7%
Apollo Debt Solutions BDC	6.700	07-29-31	21,612,000	22,869,746
Apollo Debt Solutions BDC	6.900	04-13-29	35,651,000	37,511,763
Atlas Warehouse Lending Company LP (C)	6.250	01-15-30	12,771,000	13,073,848
Block, Inc. (C)	5.625	08-15-30	7,753,000	7,925,127
Block, Inc. (C)	6.000	08-15-33	10,054,000	10,321,946
Citadel Finance LLC (C)	5.900	02-10-30	14,992,000	15,206,612
Enact Holdings, Inc.	6.250	05-28-29	26,149,000	27,286,637
Freedom Mortgage Holdings LLC (C)	7.875	04-01-33	9,951,000	10,116,897
Macquarie Airfinance Holdings, Ltd. (C)	5.150	03-17-30	6,009,000	6,076,583
Rocket Companies, Inc. (C)	6.125	08-01-30	13,248,000	13,631,530
Rocket Companies, Inc. (C)	6.375	08-01-33	16,693,000	17,322,744
TrueNoord Capital DAC (C)	8.750	03-01-30	11,278,000	11,981,195
Insurance 1.0%
AmWINS Group, Inc. (C)	6.375	02-15-29	9,060,000	9,285,476
Athene Global Funding (C)	4.721	10-08-29	15,302,000	15,371,374
Athene Global Funding (C)	5.322	11-13-31	15,698,000	16,067,711
Athene Holding, Ltd.	3.500	01-15-31	13,549,000	12,826,178
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	10,945,000	10,978,459
CNO Financial Group, Inc.	5.250	05-30-29	28,228,000	28,784,888
CNO Financial Group, Inc.	6.450	06-15-34	11,197,000	11,773,593
GA Global Funding Trust (C)	5.200	12-09-31	15,549,000	15,791,737
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	17,112,000	16,835,902
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	7,765,000	8,171,078
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	16,041,000	15,732,142
MassMutual Global Funding II (C)	4.350	09-17-31	21,167,000	21,115,736
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	25,106,000	26,289,974
Panther Escrow Issuer LLC (C)	7.125	06-01-31	26,488,000	27,486,333
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	10,768,000	10,968,392
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	5,512,000	5,107,985
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	28,664,000	23,100,882
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	15,043,000	15,284,485
Health care 1.8%				491,780,491
Biotechnology 0.6%
AbbVie, Inc.	5.050	03-15-34	9,559,000	9,738,384
Amgen, Inc.	5.250	03-02-30	27,332,000	28,313,052
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Amgen, Inc.	5.250	03-02-33	57,322,000	$58,847,754
Amgen, Inc.	5.650	03-02-53	31,273,000	30,245,695
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	29,739,000	26,174,274
Star Parent, Inc. (C)	9.000	10-01-30	7,411,000	7,845,618
Health care equipment and supplies 0.3%
Solventum Corp.	5.450	03-13-31	39,267,000	41,078,653
Solventum Corp.	5.600	03-23-34	15,621,000	16,222,181
Varex Imaging Corp. (C)	7.875	10-15-27	12,566,000	12,813,161
Health care providers and services 0.6%
Cencora, Inc.	2.800	05-15-30	17,021,000	15,954,645
Centene Corp.	3.000	10-15-30	18,714,000	16,537,324
Centene Corp.	3.375	02-15-30	12,265,000	11,177,136
CVS Health Corp.	5.000	09-15-32	12,050,000	12,105,381
DaVita, Inc. (C)	4.625	06-01-30	14,099,000	13,573,451
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	41,717,000	36,653,925
HCA, Inc.	5.450	04-01-31	21,341,000	22,151,381
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	26,869,000	26,090,449
Universal Health Services, Inc.	2.650	10-15-30	23,802,000	21,364,594
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	11,428,000	11,951,434
Pharmaceuticals 0.3%
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	11,518,000	12,262,143
IQVIA, Inc.	6.250	02-01-29	11,256,000	11,848,910
Royalty Pharma PLC	5.150	09-02-29	12,789,000	13,136,465
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	2,074,000	2,136,929
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	634,000	463,613
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	19,889,000	20,311,819
Viatris, Inc.	4.000	06-22-50	19,401,000	12,782,120
Industrials 3.4%				913,811,961
Aerospace and defense 0.5%
BAE Systems PLC (C)	5.125	03-26-29	13,721,000	14,151,312
Efesto Bidco SpA Efesto US LLC (C)	7.500	02-15-32	15,969,000	16,311,216
Embraer Netherlands Finance BV (C)	7.000	07-28-30	22,926,000	24,775,142
The Boeing Company	6.528	05-01-34	71,325,000	78,111,309
Building products 0.2%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	18,680,906
Builders FirstSource, Inc. (C)	6.375	06-15-32	12,224,000	12,605,584
Builders FirstSource, Inc. (C)	6.375	03-01-34	18,905,000	19,470,846
Builders FirstSource, Inc. (C)	6.750	05-15-35	6,987,000	7,286,417
Commercial services and supplies 0.3%
Allied Universal Holdco LLC (C)	6.875	06-15-30	12,662,000	13,040,303
Allied Universal Holdco LLC (C)	7.875	02-15-31	32,199,000	33,837,124
Ambipar Lux Sarl (C)	10.875	02-05-33	14,559,000	12,078,860
Cimpress PLC (C)	7.375	09-15-32	16,636,000	16,692,612
Construction and engineering 0.2%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	11,856,000	12,788,898
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	16,041,000	16,086,540
MasTec, Inc.	5.900	06-15-29	11,974,000	12,507,226
Quanta Services, Inc.	5.250	08-09-34	11,806,000	11,953,224
Williams Scotsman, Inc. (C)	6.625	06-15-29	8,679,000	8,891,297
Electrical equipment 0.1%
EMRLD Borrower LP (C)	6.625	12-15-30	25,268,000	25,950,893
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	13,285,000	$12,636,443
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	18,495,000	19,101,476
Passenger airlines 1.4%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	12,255,000	12,806,471
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	23,305,750	22,698,873
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	4,072,243	3,855,527
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	14,985,231	14,435,733
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	16,915,071	16,408,164
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	11,643,930	11,038,961
American Airlines 2019-1 Class A Pass Through Trust (B)	3.500	02-15-32	28,637,988	26,188,036
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	20,790,256	19,259,039
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	5,682,652	5,524,681
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	34,891,882	31,379,777
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	19,490,270	18,676,097
American Airlines, Inc. (B)(C)	7.250	02-15-28	16,289,000	16,711,406
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	5,011,641	4,835,578
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	8,876,119	8,661,623
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	2,945,745	3,110,623
Delta Air Lines, Inc.	4.375	04-19-28	13,927,000	13,942,543
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	14,998,032	13,250,545
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	19,236,313	18,445,464
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	18,232,223	17,249,386
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	14,520,598	14,864,427
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	30,264,647	31,121,775
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	19,944,775	20,264,013
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	25,051,420	25,668,055
United Airlines, Inc. (C)	4.625	04-15-29	6,837,000	6,728,249
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	74,435,000	68,147,572
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	13,704,000	14,097,428
Ashtead Capital, Inc. (C)	5.500	08-11-32	10,060,000	10,290,223
Ashtead Capital, Inc. (C)	5.550	05-30-33	24,342,000	24,800,284
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,345,000	17,965,596
Transportation infrastructure 0.1%
Aeropuertos Dominicanos Siglo XXI SA (C)	7.000	06-30-34	13,840,000	14,428,184
Information technology 2.1%				556,552,630
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	31,208,000
Motorola Solutions, Inc.	2.750	05-24-31	27,187,000	24,783,548
IT services 0.2%
CoreWeave, Inc. (C)	9.000	02-01-31	17,349,000	17,175,448
CoreWeave, Inc. (C)	9.250	06-01-30	13,285,000	13,332,627
Gartner, Inc. (C)	3.625	06-15-29	5,078,000	4,848,497
Gartner, Inc. (C)	3.750	10-01-30	12,120,000	11,403,776
Virtusa Corp. (C)	7.125	12-15-28	6,381,000	6,218,105
Semiconductors and semiconductor equipment 1.0%
Broadcom, Inc. (C)	3.419	04-15-33	63,857,000	58,193,188
Broadcom, Inc.	4.550	02-15-32	7,715,000	7,678,907
Broadcom, Inc.	4.900	07-15-32	37,483,000	37,942,872
Kioxia Holdings Corp. (C)	6.625	07-24-33	34,888,000	34,666,982
Marvell Technology, Inc.	5.950	09-15-33	12,884,000	13,641,458
Micron Technology, Inc.	2.703	04-15-32	23,367,000	20,568,508
Micron Technology, Inc.	5.300	01-15-31	20,240,000	20,886,281
Micron Technology, Inc.	5.650	11-01-32	20,200,000	21,121,683
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	5.800	01-15-35	16,569,000	$17,127,593
Qorvo, Inc. (C)	3.375	04-01-31	20,967,000	19,064,861
Qorvo, Inc.	4.375	10-15-29	14,000,000	13,712,175
Software 0.4%
Cloud Software Group, Inc. (C)	6.625	08-15-33	7,925,000	8,034,549
Cloud Software Group, Inc. (C)	8.250	06-30-32	7,519,000	8,038,773
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	11,015,000	11,056,912
Oracle Corp.	5.250	02-03-32	15,623,000	16,061,011
Oracle Corp.	5.550	02-06-53	41,479,000	38,054,858
Pagaya US Holdings Company LLC (C)	8.875	08-01-30	16,894,000	16,937,466
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	5,574,000	5,667,202
CDW LLC	5.550	08-22-34	8,819,000	8,926,945
Dell International LLC	5.300	04-01-32	27,215,000	28,044,654
Dell International LLC	5.400	04-15-34	41,258,000	42,155,751
Materials 1.1%				304,763,316
Construction materials 0.3%
Cemex SAB de CV (B)(C)	3.875	07-11-31	19,259,000	18,003,585
Cemex SAB de CV (C)	5.200	09-17-30	18,640,000	18,700,971
JH North America Holdings, Inc. (C)	5.875	01-31-31	5,099,000	5,154,656
JH North America Holdings, Inc. (C)	6.125	07-31-32	7,650,000	7,764,559
Quikrete Holdings, Inc. (C)	6.375	03-01-32	14,719,000	15,180,455
Standard Building Solutions, Inc. (C)	6.250	08-01-33	17,607,000	17,969,894
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	15,359,000	15,790,588
Graphic Packaging International LLC (C)	3.500	03-01-29	14,380,000	13,600,073
Toucan FinCo, Ltd. (C)	9.500	05-15-30	18,355,000	18,342,152
Trivium Packaging Finance BV (C)	8.250	07-15-30	1,932,000	2,052,076
Metals and mining 0.5%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	5,870,000	6,191,218
Aris Mining Corp. (C)	8.000	10-31-29	14,372,000	14,875,020
Capstone Copper Corp. (C)	6.750	03-31-33	5,384,000	5,528,932
Champion Iron Canada, Inc. (C)	7.875	07-15-32	19,595,000	20,450,067
CSN Resources SA (C)	4.625	06-10-31	28,393,000	22,858,324
First Quantum Minerals, Ltd. (C)	7.250	02-15-34	6,436,000	6,498,114
First Quantum Minerals, Ltd. (C)	8.000	03-01-33	11,088,000	11,515,241
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	8,329,000	8,700,515
Freeport-McMoRan, Inc.	5.400	11-14-34	20,239,000	20,613,725
Novelis Corp. (C)	4.750	01-30-30	21,975,000	21,132,575
Novelis Corp. (C)	6.875	01-30-30	4,740,000	4,918,286
Paper and forest products 0.1%
Magnera Corp. (C)	7.250	11-15-31	30,560,000	28,922,290
Real estate 0.9%				247,628,764
Hotel and resort REITs 0.0%
XHR LP (C)	6.625	05-15-30	10,301,000	10,573,194
Real estate management and development 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	30,695,000	28,129,808
Specialized REITs 0.8%
American Tower Corp.	5.550	07-15-33	16,404,000	17,032,792
American Tower Corp.	5.650	03-15-33	16,411,000	17,139,414
GLP Capital LP	3.250	01-15-32	8,455,000	7,545,948
GLP Capital LP	4.000	01-15-30	10,907,000	10,551,550
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	5,490,000	5,277,000
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
Iron Mountain, Inc. (C)	5.250	07-15-30	11,122,000	$11,005,689
Iron Mountain, Inc. (C)	6.250	01-15-33	14,712,000	15,054,659
Millrose Properties, Inc. (C)	6.375	08-01-30	23,450,000	23,661,050
Uniti Group LP (C)	6.500	02-15-29	8,562,000	8,154,454
VICI Properties LP (C)	3.875	02-15-29	13,041,000	12,730,145
VICI Properties LP (C)	4.625	12-01-29	24,513,000	24,254,250
VICI Properties LP	5.125	11-15-31	31,437,000	31,825,988
VICI Properties LP	5.125	05-15-32	24,607,000	24,692,823
Utilities 3.1%				829,863,607
Electric utilities 1.9%
American Electric Power Company, Inc.	5.625	03-01-33	11,987,000	12,554,026
Atlantica Transmision Sur SA (B)(C)	6.875	04-30-43	10,177,307	10,824,707
Constellation Energy Generation LLC	6.125	01-15-34	6,301,000	6,834,575
Constellation Energy Generation LLC	6.500	10-01-53	12,254,000	13,206,636
Duke Energy Corp.	5.750	09-15-33	25,532,000	26,934,137
Electricite de France SA (C)	5.650	04-22-29	31,320,000	32,615,168
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	26,482,000	30,520,955
Exelon Corp.	5.125	03-15-31	15,611,000	16,116,809
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	6,199,000	6,403,032
FirstEnergy Corp.	2.650	03-01-30	15,561,000	14,433,985
Georgia Power Company	4.950	05-17-33	13,561,000	13,726,450
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,355,000	9,440,170
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	14,359,000	14,802,420
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	5,170,000	5,415,042
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	12,277,000	12,611,057
NRG Energy, Inc. (C)	3.625	02-15-31	14,116,000	13,020,745
NRG Energy, Inc. (C)	3.875	02-15-32	28,310,000	26,002,959
NRG Energy, Inc. (C)	4.450	06-15-29	16,431,000	16,273,070
NRG Energy, Inc. (C)	5.750	07-15-29	15,158,000	15,152,117
NRG Energy, Inc. (C)	6.000	02-01-33	14,286,000	14,478,332
NRG Energy, Inc. (C)	6.250	11-01-34	11,685,000	11,980,011
NRG Energy, Inc. (C)	7.000	03-15-33	23,730,000	25,931,219
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	15,396,000	16,971,919
Pacific Gas & Electric Company	4.950	07-01-50	13,360,000	11,062,240
Pacific Gas & Electric Company	5.800	05-15-34	20,265,000	20,721,634
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	19,245,000	19,969,782
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	32,984,000	32,732,807
The Southern Company	5.200	06-15-33	9,082,000	9,277,784
The Southern Company	5.700	03-15-34	22,535,000	23,597,974
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	23,319,000	24,399,463
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	7,104,000	7,198,618
Independent power and renewable electricity producers 0.5%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	15,828,660	14,732,525
Capital Power US Holdings, Inc. (C)	5.257	06-01-28	10,376,000	10,554,370
Capital Power US Holdings, Inc. (C)	6.189	06-01-35	17,526,000	18,123,424
Lightning Power LLC (C)	7.250	08-15-32	12,658,000	13,428,265
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	7,457,000	7,611,927
Vistra Operations Company LLC (C)	4.300	07-15-29	38,331,000	37,952,349
Vistra Operations Company LLC (C)	6.875	04-15-32	10,160,000	10,662,991
Vistra Operations Company LLC (C)	6.950	10-15-33	25,047,000	27,657,974
Multi-utilities 0.7%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	6,250,000	6,550,963
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	28,813,000	30,275,980
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc.	3.375	04-01-30	12,306,000	$11,808,236
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	7,926,000	8,003,021
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	15,852,000	15,799,300
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	16,071,000	16,798,744
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	9,130,000	9,771,291
NiSource, Inc.	3.600	05-01-30	15,381,000	14,904,827
Sempra	5.500	08-01-33	21,527,000	22,113,312

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	19,192,000	18,943,755

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	18,685,000	18,960,510
Municipal bonds 0.1%				$11,624,571
(Cost $16,097,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	11,624,571
Term loans (E) 0.3%				$79,068,354
(Cost $79,332,321)
Financials 0.1%				15,015,100
Insurance 0.1%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	01-30-32	15,026,971	15,015,100
Health care 0.0%				8,527,394
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.316	04-23-31	8,499,770	8,527,394
Industrials 0.1%				37,143,660
Commercial services and supplies 0.0%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.824	03-03-32	10,997,000	10,979,845
Trading companies and distributors 0.1%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	8.316	05-21-32	26,596,000	26,163,815
Information technology 0.0%				4,977,134
Software 0.0%
Clearwater Analytics LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.250%)	6.460	04-21-32	4,974,000	4,977,134
Materials 0.1%				13,405,066
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.566	02-10-32	13,413,383	13,405,066

Collateralized mortgage obligations 3.7%				$998,579,824
(Cost $1,252,821,823)
Commercial and residential 2.7%				735,500,565
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(F)	0.990	04-25-53	3,598,875	3,410,639
Series 2021-4, Class A1 (C)(F)	1.035	01-20-65	15,789,631	13,346,067
Series 2021-5, Class A1 (C)(F)	0.951	07-25-66	14,898,764	13,027,138
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	17,531,452	17,437,024
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(F)	1.175	10-25-48	7,738,835	7,004,763
Avenue of Americas
Series 2025-1301, Class A (C)(F)	5.227	08-11-42	20,238,000	20,519,383
BAHA Trust
Series 2024-MAR, Class A (C)(F)	6.171	12-10-41	26,715,000	27,680,504
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(F)	3.843	11-05-32	11,565,000	9,102,359
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	3,566,392	3,492,483
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	7,800,641	7,329,487
Series 2024-5C29, Class A3	5.208	09-15-57	7,133,000	7,344,632
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5C31, Class A3	5.609	12-15-57	7,781,000	$8,139,347
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	13,936,257	13,719,602
Series 2019-B13, Class A2	2.889	08-15-57	13,214,186	12,543,623
Series 2024-V12, Class A3	5.738	12-15-57	25,068,000	26,294,307
BMO Mortgage Trust
Series 2024-5C8, Class A3 (F)	5.625	12-15-57	7,823,000	8,171,031
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(F)	0.941	02-25-49	5,601,007	5,246,567
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	11,006,000	10,407,295
Series 2022-CLS, Class A (C)	5.760	10-13-27	19,433,000	19,674,066
CENT Trust
Series 2025-CITY, Class A (C)(F)	5.091	07-10-40	13,220,000	13,394,035
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(F)	6.015	10-12-40	20,164,000	20,833,652
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(F)	0.924	08-25-66	10,726,099	9,103,038
Series 2021-3, Class A1 (C)(F)	0.956	09-27-66	15,312,740	12,868,021
Series 2021-HX1, Class A1 (C)(F)	1.110	10-25-66	10,481,494	9,087,711
COLT Trust
Series 2020-RPL1, Class A1 (C)(F)	1.390	01-25-65	28,253,457	24,557,611
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	221,168,108	2,156,986
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (C)(F)	1.179	02-25-66	11,285,790	10,129,339
Series 2021-NQM3, Class A1 (C)(F)	1.015	04-25-66	8,086,226	6,996,916
Series 2021-NQM6, Class A1 (C)(F)	1.174	07-25-66	18,741,612	16,051,798
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(F)	0.797	02-25-66	2,051,857	1,797,521
Series 2021-2, Class A1 (C)(F)	0.931	06-25-66	10,719,803	9,029,484
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(F)	2.500	02-01-51	23,269,821	18,987,627
GCAT Trust
Series 2021-NQM1, Class A1 (C)(F)	0.874	01-25-66	5,969,859	5,360,025
Series 2021-NQM2, Class A1 (C)(F)	1.036	05-25-66	7,426,265	6,400,066
Series 2021-NQM3, Class A1 (C)(F)	1.091	05-25-66	11,257,464	9,834,437
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(F)	1.382	09-27-60	1,687,227	1,596,458
Series 2021-NQM1, Class A1 (C)(F)	1.017	07-25-61	4,839,580	4,370,571
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	13,668,075	216,184
Series 2007-4, Class ES IO	0.350	07-19-37	14,153,089	223,733
Series 2007-6, Class ES IO (C)	0.343	08-19-37	15,534,947	256,539
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(F)	5.649	01-13-40	22,788,000	23,597,487
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(F)	1.071	06-25-56	6,874,726	6,029,983
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	13,814,479
MFA Trust
Series 2021-NQM1, Class A1 (C)(F)	1.153	04-25-65	3,957,187	3,719,037
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(F)	4.460	01-15-43	7,402,000	6,862,792
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(F)	4.455	11-05-41	13,013,000	12,885,145
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	6,906,841	6,511,669
OBX Trust
Series 2020-EXP2, Class A3 (C)(F)	2.500	05-25-60	4,355,800	3,696,546
Series 2021-NQM2, Class A1 (C)(F)	1.101	05-25-61	13,333,334	10,951,990
Series 2021-NQM3, Class A1 (C)(F)	1.054	07-25-61	16,684,928	13,743,382
Provident Funding Mortgage Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-F1, Class A2 (C)(F)	2.000	01-25-36	17,189,353	$15,358,663
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	21,363,000	21,990,162
Series 2024-CNTR, Class D (C)	7.109	11-13-41	26,521,000	27,676,051
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	19,774,631
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(F)	2.447	12-25-66	18,312,207	16,551,357
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(F)	3.000	06-25-58	9,469,145	9,005,893
Series 2019-1, Class A1 (C)(F)	3.750	03-25-58	7,482,234	7,291,930
Series 2019-4, Class A1 (C)(F)	2.900	10-25-59	7,339,120	7,049,818
Series 2020-4, Class A1 (C)	1.750	10-25-60	12,514,158	11,401,748
Series 2024-4, Class A1A (C)(F)	4.527	10-27-64	9,469,761	9,559,160
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (C)(F)	5.229	07-13-44	15,562,000	15,734,145
Verus Securitization Trust
Series 2021-3, Class A1 (C)(F)	1.046	06-25-66	10,342,115	9,128,682
Series 2021-4, Class A1 (C)(F)	0.938	07-25-66	7,367,768	6,263,254
Series 2021-5, Class A1 (C)(F)	1.013	09-25-66	11,717,897	10,201,802
Series 2021-R1, Class A1 (C)(F)	0.820	10-25-63	2,484,882	2,391,184
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	15,330,000	16,109,681
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (C)(F)	5.528	07-15-40	10,760,000	11,057,825
U.S. Government Agency 1.0%				263,079,259
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (F)	4.429	07-25-32	619	571
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	43	43
Government National Mortgage Association
Series 2008-90, Class IO	2.017	12-16-50	1,950,110	244,502
Series 2012-114, Class IO	0.637	01-16-53	6,698,542	98,606
Series 2012-120, Class IO	0.645	02-16-53	3,219,372	48,276
Series 2013-63, Class IO	0.698	09-16-51	2,860,758	65,426
Series 2016-174, Class IO	0.888	11-16-56	20,007,471	627,910
Series 2017-109, Class IO	0.229	04-16-57	36,992,043	451,935
Series 2017-124, Class IO	0.626	01-16-59	32,561,659	1,130,052
Series 2017-135, Class IO	0.695	10-16-58	42,114,408	1,361,740
Series 2017-140, Class IO	0.485	02-16-59	21,481,661	579,107
Series 2017-159, Class IO	0.429	06-16-59	32,000,515	809,034
Series 2017-169, Class IO	0.521	01-16-60	73,398,820	2,035,474
Series 2017-20, Class IO	0.516	12-16-58	69,028,270	1,441,069
Series 2017-22, Class IO	0.773	12-16-57	9,305,537	339,660
Series 2017-41, Class IO	0.559	07-16-58	20,238,241	482,350
Series 2017-46, Class IO	0.652	11-16-57	44,161,412	1,648,850
Series 2017-61, Class IO	0.699	05-16-59	12,094,468	426,369
Series 2017-74, Class IO	0.396	09-16-58	40,036,724	654,636
Series 2017-89, Class IO	0.457	07-16-59	18,986,099	469,251
Series 2018-114, Class IO	0.591	04-16-60	27,803,541	1,093,797
Series 2018-158, Class IO	0.796	05-16-61	73,706,907	4,361,444
Series 2018-35, Class IO	0.543	03-16-60	64,909,134	2,086,121
Series 2018-43, Class IO	0.455	05-16-60	70,690,955	2,250,977
Series 2018-68, Class IO	0.426	01-16-60	11,494,588	350,662
Series 2018-69, Class IO	0.608	04-16-60	29,787,162	1,338,483
Series 2018-81, Class IO	0.486	01-16-60	19,340,433	796,122
Series 2018-9, Class IO	0.444	01-16-60	54,317,290	1,617,276
Series 2018-99, Class IO	0.452	06-16-60	44,467,664	1,513,132
Series 2019-131, Class IO	0.803	07-16-61	61,208,657	3,483,054
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-100, Class IO	0.786	05-16-62	72,342,442	$4,327,330
Series 2020-108, Class IO	0.847	06-16-62	179,463,156	10,330,671
Series 2020-114, Class IO	0.798	09-16-62	168,346,211	9,054,097
Series 2020-118, Class IO	0.884	06-16-62	144,074,435	7,556,142
Series 2020-119, Class IO	0.607	08-16-62	70,528,483	3,257,591
Series 2020-120, Class IO	0.758	05-16-62	38,705,827	2,256,840
Series 2020-137, Class IO	0.798	09-16-62	244,573,909	14,103,477
Series 2020-150, Class IO	0.966	12-16-62	118,192,340	8,283,167
Series 2020-170, Class IO	0.835	11-16-62	160,041,797	10,308,916
Series 2020-92, Class IO	0.881	02-16-62	29,875,713	1,712,888
Series 2021-110, Class IO	0.875	11-16-63	94,625,234	6,365,686
Series 2021-163, Class IO	0.802	03-16-64	114,892,016	6,614,207
Series 2021-183, Class IO	0.871	01-16-63	86,668,904	4,944,279
Series 2021-3, Class IO	0.870	09-16-62	204,226,241	13,010,825
Series 2021-40, Class IO	0.822	02-16-63	53,795,227	3,302,451
Series 2022-150, Class IO	0.822	06-16-64	21,701,948	1,249,318
Series 2022-17, Class IO	0.802	06-16-64	133,683,172	7,697,678
Series 2022-181, Class IO	0.719	07-16-64	67,223,922	4,079,006
Series 2022-21, Class IO	0.785	10-16-63	59,143,375	3,283,995
Series 2022-53, Class IO	0.708	06-16-64	219,356,323	10,145,625
Series 2022-57, Class IO	0.756	09-16-63	162,396,992	8,341,132
Series 2023-177, Class IO	0.859	06-16-65	165,215,266	9,988,419
Series 2023-197, Class IO	1.241	09-16-65	50,611,109	4,276,937
Series 2023-30, Class IO	1.001	11-16-64	95,451,935	6,481,797
Series 2023-36, Class IO	0.935	10-16-64	152,658,553	9,527,161
Series 2023-62, Class IO	0.938	02-16-65	120,464,506	7,715,740
Series 2023-91, Class IO	0.875	04-16-65	140,079,295	9,842,882
Series 2024-193, Class IO	0.700	12-16-66	47,644,013	3,059,360
Series 2024-194, Class IO	0.973	08-16-67	95,335,013	7,259,218
Series 2025-126, Class IO	0.768	05-16-67	108,794,979	7,848,959
Series 2025-3, Class IO	0.855	04-16-67	154,673,120	10,467,148
Series 2025-35, Class IO	0.763	09-16-66	48,938,911	2,762,885

Series 2025-73, Class IO	0.676	08-16-67	192,905,437	11,817,503
Asset-backed securities 4.8%				$1,276,821,061
(Cost $1,308,878,849)
Asset-backed securities 4.8%				1,276,821,061
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	5,620,520	5,541,155
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	5,526,000	5,373,392
Series 2023-2A, Class A2 (C)	6.500	11-16-48	16,000,000	16,320,378
AMSR Trust
Series 2025-SFR1, Class A (C)	3.655	06-17-42	8,517,000	8,179,453
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	4,103,794	3,811,155
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	33,048,600	31,809,981
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	32,597,345	28,224,186
Series 2021-1A, Class A1 (C)	1.530	03-15-61	31,352,164	26,201,141
CLI Funding IX LLC
Series 2025-1A, Class A (C)	5.350	06-20-50	16,728,259	16,980,099
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	24,708,620	23,110,842
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	18,019,700	16,643,781
Series 2022-1A, Class A (C)	2.720	01-18-47	18,300,132	16,927,626
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	17,162,000	$17,376,873
Series 2025-1A, Class A1 (C)	5.316	05-25-50	15,448,000	15,756,410
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (C)	5.835	02-25-50	8,477,000	8,703,504
Concord Music Royalties LLC
Series 2025-2A, Class A (C)	5.785	07-20-75	14,561,000	14,735,288
Consolidated Communications LLC
Series 2025-1A, Class A2 (C)	6.000	05-20-55	18,817,000	19,384,457
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	27,314,000	26,784,261
Series 2024-2A, Class A2 (C)	4.500	05-20-49	25,905,000	25,439,899
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	16,189,140	15,943,564
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	3,328,723
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	14,238,525	14,033,896
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	6,531,118
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,023,668	22,699,370
Series 2025-1A, Class A2I (C)	4.930	07-25-55	11,033,000	11,077,822
Series 2025-1A, Class A2II (C)	5.217	07-25-55	12,818,000	12,878,084
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	20,817,665	20,089,314
Series 2021-1A, Class A2 (C)	2.791	10-20-51	29,037,669	27,315,456
FirstKey Homes Trust
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	22,872,238
Frontier Issuer LLC
Series 2024-1, Class C (C)	11.160	06-20-54	9,076,000	10,224,326
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	13,109,000	13,481,737
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	6,721,663	6,694,684
Series 2021-1A, Class A2 (C)	2.773	04-20-29	15,867,176	15,756,739
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	25,251,000	24,825,452
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	6,580,000	6,445,261
Series 2024-1A, Class A2 (C)	5.893	06-20-54	7,157,000	7,283,000
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	26,721,226	26,203,882
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	21,474,090	21,892,845
Series 2025-1A, Class A2 (C)	5.610	08-16-55	20,696,000	21,074,408
Lyra Music Assets LP
Series 2025-1A, Class A2 (C)	5.604	09-20-65	13,311,000	13,469,675
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (C)	5.400	08-20-55	18,172,000	18,338,975
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	10,455,944	9,235,541
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	44,848,937	42,287,785
Series 2022-1A, Class A2 (C)	3.695	01-30-52	17,933,560	16,786,074
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	34,404,616
Series 2021-1, Class B1 (C)	2.410	10-20-61	17,595,000	11,351,553
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	2,299,646	2,256,418
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	18,398,267	17,603,480
Series 2025-SFR2, Class A (C)	3.305	04-17-42	12,485,961	11,875,189
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	521,020	519,849
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	26,639,000	$26,722,303
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(C)	5.798	01-15-38	13,500,000	13,529,309
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(C)	5.618	04-15-38	14,005,000	13,989,272
Scalelogix ABS US Issuer LLC
Series 2025-1A, Class A2 (C)	5.673	07-25-55	15,808,000	15,849,702
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	10,696,115	11,072,854
Sesac Finance LLC
Series 2025-1, Class A2 (C)	5.500	07-25-55	17,714,000	17,702,955
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	7,475,551	6,812,273
Series 2024-A, Class A1A (C)	5.240	03-15-56	23,542,667	24,078,204
Series 2024-E, Class A1A (C)	5.090	10-16-56	16,610,860	16,907,168
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	26,312,150	25,853,592
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,135,678	20,453,276
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	11,833,578	12,020,095
Series 2024-1A, Class A2II (C)	6.268	07-30-54	10,714,038	10,969,286
Series 2024-3A, Class A23 (C)	5.914	07-30-54	26,493,795	26,318,303
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	5,004,082	4,895,286
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	7,622,000	7,695,233
Series 2025-1A, Class A2 (C)	5.036	03-25-55	27,384,000	27,113,977
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	13,799,821	12,584,454
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	29,341,075	27,470,619
Series 2021-1A, Class A (C)	1.860	03-20-46	17,760,652	16,363,658
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	10,772,000	11,063,164
Vantage Data Centers LLC
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	19,747,874
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	27,690,055	25,665,363
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	6,118,713	5,873,267
Willis Engine Structured Trust VIII
Series 2025-A, Class A (C)	5.582	06-15-50	9,167,402	9,309,005
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	11,985,000	12,385,083
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	20,375,040	19,177,962
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	18,696,000	19,112,569

	Shares	Value
Common stocks 0.0%		$1,879,575
(Cost $17,499,516)
Energy 0.0%		1,879,575
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (G)	75,183	1,879,575
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	25

	Shares	Value

Preferred securities 0.0%		$9,832,200
(Cost $11,705,000)
Communication services 0.0%		9,832,200
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625% (B)	468,200	9,832,200

	Yield (%)	Shares	Value
Short-term investments 0.9%			$247,602,833
(Cost $247,571,093)
Short-term funds 0.9%			247,602,833
John Hancock Collateral Trust (H)	4.1996(I)	24,752,610	247,602,833

Total investments (Cost $27,251,218,028) 99.6%	$26,697,190,956
Other assets and liabilities, net 0.4%	98,700,517
Total net assets 100.0%	$26,795,891,473

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 8-31-25. The value of securities on loan amounted to $94,393,848.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,895,608,406 or 22.0% of the fund’s net assets as of 8-31-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $96,412,234.
(I)	The rate shown is the annualized seven-day yield as of 8-31-25.
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$14,155,150,785	—	$14,155,150,785	—
Corporate bonds	9,916,631,753	—	9,916,631,753	—
Municipal bonds	11,624,571	—	11,624,571	—
Term loans	79,068,354	—	79,068,354	—
Collateralized mortgage obligations	998,579,824	—	998,579,824	—
Asset-backed securities	1,276,821,061	—	1,276,821,061	—
Common stocks	1,879,575	—	1,879,575	—
Preferred securities	9,832,200	$9,832,200	—	—
Short-term investments	247,602,833	247,602,833	—	—
Total investments in securities	$26,697,190,956	$257,435,033	$26,439,755,923	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	24,752,610	$158,161,006	$1,302,756,812	$(1,213,364,149)	$70,564	$(21,400)	$1,936,623	—	$247,602,833
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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